UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04282

Name of Fund:  BlackRock Natural Resources Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural

            Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 13.2%
Agrium, Inc.	59,223	$5,558,515
CF Industries Holdings, Inc.	279,093	7,462,947
Monsanto Co.	121,358	14,151,556
Mosaic Co.	144,910	3,902,426
Potash Corp. of Saskatchewan, Inc.	381,929	6,446,962
Yara International ASA	82,996	3,086,204

		40,608,610
Containers & Packaging — 2.4%
Packaging Corp. of America	75,640	7,471,719
Energy Equipment & Services — 4.4%
Baker Hughes, Inc.	71,710	4,257,423
Halliburton Co.	96,622	4,433,017
Precision Drilling Corp. (a)	525,831	2,091,691
Superior Energy Services, Inc. (a)	214,960	2,596,717

		13,378,848
Food Products — 5.6%
AGT Food & Ingredients, Inc.	140,559	3,246,640
BRF SA — ADR	338,891	4,215,804
Elders, Ltd. (a)	897,072	2,989,188
Glanbia PLC	168,196	3,287,253
Origin Enterprises PLC	441,075	3,579,448

		17,318,333
Machinery — 1.1%
Deere & Co.	30,695	3,425,869
Metals & Mining — 33.1%
ArcelorMittal (a)	660,000	5,148,000
Barrick Gold Corp.	183,576	3,069,391
Beadell Resources, Ltd. (a)(b)	8,900,000	1,528,882
Boliden AB	103,733	2,963,475
First Quantum Minerals Ltd.	541,740	5,163,208
Fortescue Metals Group Ltd.	819,661	3,248,850
Franco-Nevada Corp.	68,600	4,665,634
Fresnillo PLC	298,715	5,616,486
Glencore PLC (a)	4,481,223	17,611,826
Lundin Mining Corp.	646,348	3,447,063
MMC Norilsk Nickel PJSC, ADR	103,087	1,586,498
Neo Lithium Corp. (a)	1,909,628	1,650,753
Nevsun Resources, Ltd.	977,446	2,169,636
Newcrest Mining Ltd.	591,537	9,490,224
Newmont Mining Corp.	110,013	3,719,540
Rio Tinto PLC	342,228	13,500,961
Silver Wheaton Corp.	333,152	6,653,045
Vale SA — ADR	1,209,116	10,374,215

		101,607,687

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 33.6%
Anadarko Petroleum Corp.	98,470	$5,614,759
BP PLC	3,218,055	18,422,104
Cairn Energy PLC (a)	817,793	2,057,026
Chevron Corp.	56,800	6,060,560
Cimarex Energy Co.	38,586	4,502,214
ConocoPhillips	152,725	7,317,055
Devon Energy Corp.	136,034	5,371,983
Encana Corp.	421,026	4,506,201
EOG Resources, Inc.	73,281	6,778,493
Exxon Mobil Corp.	84,690	6,914,938
Hess Corp.	96,701	4,721,910
Kosmos Energy Ltd. (a)(b)	426,596	2,563,842
Pioneer Natural Resources Co.	31,959	5,528,587
Royal Dutch Shell PLC, Class B	841,422	22,387,681
Uranium Energy Corp. (a)	261,724	324,538

		103,071,891
Paper & Forest Products — 3.7%
International Paper Co.	166,962	9,010,939
Quintis, Ltd. (b)	2,624,167	2,359,169

		11,370,108
Real Estate Investment Trusts (REITs) — 2.1%
Weyerhaeuser Co.	185,506	6,283,088
Total Long-Term Investments (Cost — $275,769,818) — 99.2%		304,536,153

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (c)(d)	364,157	364,157
SL Liquidity Series, LLC, Money Market Series, 1.09% (c)(d)(e)	5,650,968	5,652,098
Total Short-Term Securities (Cost — $6,016,014) — 1.9%		6,016,255
Total Investments (Cost — $281,785,832*) — 101.1%		310,552,408
Liabilities in Excess of Other Assets — (1.1)%		(3,517,188)

Net Assets — 100.0%		$307,035,220

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$283,967,003

Gross unrealized appreciation	$39,085,299
Gross unrealized depreciation	(12,499,894)

Net unrealized appreciation	$26,585,405

BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Natural Resources Trust

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain[2]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	364,157	364,157	$364,157	$18,703		$74	—
BlackRock Liquidity Funds, TempFund, Institutional Class*	8,049,300	(8,049,300)	—	—	2,440		—	—
SL Liquidity Series, LLC, Money Market Series	5,900,982	(250,014)	5,650,968	5,652,098	18,397	[1]	78	$241
Total				$6,016,255	$39,540		$152	$241

*	No longer held by the Fund as of period end.

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[2]	Includes net capital gain distributions.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

For compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

2	BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$37,522,406	$3,086,204	—	$40,608,610
Containers & Packaging	7,471,719	—	—	7,471,719
Energy Equipment & Services	13,378,848	—	—	13,378,848
Food Products	14,031,080	3,287,253	—	17,318,333
Machinery	3,425,869	—	—	3,425,869
Metals & Mining	47,641,038	53,966,649	—	101,607,687
Oil, Gas & Consumable Fuels	59,880,542	43,191,349	—	103,071,891
Paper & Forest Products	9,010,939	2,359,169	—	11,370,108
Real Estate Investment Trusts (REITs)	6,283,088	—	—	6,283,088
Short-Term Securities	364,157	—	—	364,157

Subtotal	$199,009,686	$105,890,624	—	$304,900,310

Investments valued at NAV[1]				5,652,098

Total Investments				$310,552,408

[1]	As of January 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2017	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: June 22, 2017